Financial Statements - Statements of changes in equity - EUR (€)		Total		Capital		Share premium (*)		Equity instruments issued other than capital		Other Equity		Retained earnings		Revaluation reserves		Other reserves		Treasury shares [Member]		Profit or loss attributable to owners of the parent Member		Interim dividends Member		Accumulated other Comprehensive Income [Member]		Non-Controlling interests- Valuation Adjustments		Non-Controlling interests- Rest		Total Member
Balance at beginning at Dec. 31, 2017				€ 3,267,000,000		€ 23,992,000,000		€ 0		€ 54,000,000		€ 25,474,000,000		€ 12,000,000		€ (44,000,000)		€ (96,000,000)		€ 3,519,000,000		€ (1,043,000,000)		€ (8,792,000,000)		€ (3,378,000,000)		€ 10,358,000,000		€ 53,323,000,000
Changes in Equity Abstract
Adjustments Of Accounting Policies Applications	[1]			0		0		0		0		348,000,000		0		30,000,000		0		(5,000,000)		(129,000,000)		(1,192,000,000)		(1,181,000,000)		1,209,000,000		(919,000,000)
TOTAL RECOGNIZED INCOME/EXPENSES		€ 3,622,000,000	[1]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	5,400,000,000	[2]	0	[2]	(1,335,000,000)	[2]	(1,270,000,000)	[2]	827,000,000	[2]	3,622,000,000	[2]
Changes in equity
Total Changes in Equity	[2]			0		0		0		(4,000,000)		240,000,000		(10,000,000)		(24,000,000)		(199,000,000)		(3,514,000,000)		63,000,000		1,096,000,000		540,000,000		(1,341,000,000)		(3,152,000,000)
Issue Of Equity	[2]			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Issuances of preferred shares	[2]			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Issuance of other equity instruments	[2]			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Period or maturity of other issued equity instruments	[2]			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Conversion of debt on equity	[2]			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Common Stock reduction	[2]			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Dividend distribution	[2]			0		0		0		0		(996,000,000)		0		0		0		0		(1,109,000,000)		0		0		(378,000,000)		(2,483,000,000)
Purchase of treasury shares	[2]			0		0		0		0		0		0		0		(1,684,000,000)		0		0		0		0		0		(1,684,000,000)
Sale or cancellation of treasury shares	[2]			0		0		0		0		(24,000,000)		0		0		1,484,000,000		0		0		0		0		0		1,460,000,000
Reclassification of financial liabilities to other equity instruments	[2]			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Reclassification of other equity instruments to financial liabilities	[2]			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Transfers between total equity entries	[2]			0		0		0		0		1,278,000,000		(10,000,000)		(23,000,000)		0		(3,514,000,000)		1,172,000,000		1,096,000,000		540,000,000		(540,000,000)		0
Increase/Reduction of equity due to business combinations	[2]			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Share based payments	[2]			0		0		0		(19,000,000)		0		0		0		0		0		0		0		0		0		(19,000,000)
Other increases or (-) decreases in equity	[2]			0		0		0		15,000,000		(17,000,000)		0		(1,000,000)		0		0		0		0		0		(423,000,000)		(426,000,000)
Balance at the end at Dec. 31, 2018		52,874,000,000		3,267,000,000	[3],[4]	23,992,000,000	[3],[4]	0	[3],[4]	50,000,000	[3],[4]	23,017,000,000	[3],[4]	3,000,000	[3],[4]	(57,000,000)	[3],[4]	(296,000,000)	[3],[4]	5,324,000,000	[3],[4]	(975,000,000)	[3],[4]	(7,215,000,000)	[3],[4]	(3,236,000,000)	[3],[4]	9,000,000,000	[3],[4]	52,874,000,000	[3],[4]
Changes in Equity Abstract
Adjustments Of Accounting Policies Applications	[5]			0		0		0		0		3,045,000,000		0		20,000,000		0		76,000,000		(134,000,000)		(3,007,000,000)		(2,054,000,000)		2,054,000,000		0
TOTAL RECOGNIZED INCOME/EXPENSES	[5]	4,060,000,000		0		0		0		0		0		0		0		0		3,512,000,000		0		(3,000,000)		(282,000,000)		833,000,000		4,060,000,000
Changes in equity
Total Changes in Equity	[5]			0		0		0		6,000,000		3,326,000,000		(3,000,000)		(82,000,000)		234,000,000		(5,400,000,000)		25,000,000		0		0		(115,000,000)		(2,009,000,000)
Issue Of Equity	[5]			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Issuances of preferred shares	[5]			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Issuance of other equity instruments	[5]			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Period or maturity of other issued equity instruments	[5]			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Conversion of debt on equity	[5]			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Common Stock reduction	[5]			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Dividend distribution	[5]			0		0		0		0		(1,063,000,000)		0		0		0		0		(1,084,000,000)		0		0		(142,000,000)		(2,289,000,000)
Purchase of treasury shares	[5]			0		0		0		0		0		0		0		(1,088,000,000)		0		0		0		0		0		(1,088,000,000)
Sale or cancellation of treasury shares	[5]			0		0		0		0		13,000,000		0		0		1,322,000,000		0		0		0		0		0		1,335,000,000
Reclassification of financial liabilities to other equity instruments	[5]			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Reclassification of other equity instruments to financial liabilities	[5]			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Transfers between total equity entries	[5]			0		0		0		0		4,364,000,000		(3,000,000)		(70,000,000)		0		(5,400,000,000)		1,109,000,000		0		0		0		0
Increase/Reduction of equity due to business combinations	[5]			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Share based payments	[5]			0		0		0		(4,000,000)		0		0		0		0		0		0		0		0		0		(4,000,000)
Other increases or (-) decreases in equity	[5]			0		0		0		11,000,000		13,000,000		0		(13,000,000)		0		0		0		0		0		27,000,000		38,000,000
Balance at the end at Dec. 31, 2019		54,925,000,000		3,267,000,000	[1],[6]	23,992,000,000	[1],[6]	0	[1],[6]	56,000,000	[1],[6]	26,402,000,000	[1],[6]	0	[1],[6]	(125,000,000)	[1],[6]	(62,000,000)	[1],[6]	3,512,000,000	[1],[6]	(1,084,000,000)	[1],[6]	(7,235,000,000)	[1],[6]	(3,526,000,000)	[1],[6]	9,727,000,000	[1],[6]	54,925,000,000	[1],[6]
Changes in Equity Abstract
Adjustments Of Accounting Policies Applications				0		0		0		0		2,985,000,000		0		6,000,000		0		0		0		(2,992,000,000)		(2,045,000,000)		2,045,000,000		0
TOTAL RECOGNIZED INCOME/EXPENSES		(3,315,000,000)		0		0		0		0		0		0		0		0		1,305,000,000		0		(4,013,000,000)		(1,362,000,000)		756,000,000		(3,315,000,000)
Changes in equity
Total Changes in Equity				0		0		0		(14,000,000)		1,120,000,000		0		(45,000,000)		16,000,000		(3,512,000,000)		1,084,000,000		(116,000,000)		(16,000,000)		(107,000,000)		(1,590,000,000)
Issue Of Equity				0		0		0		0		0		0		0		0		0		0		0		0		0		0
Issuances of preferred shares				0		0		0		0		0		0		0		0		0		0		0		0		0		0
Issuance of other equity instruments				0		0		0		0		0		0		0		0		0		0		0		0		0		0
Period or maturity of other issued equity instruments				0		0		0		0		0		0		0		0		0		0		0		0		0		0
Conversion of debt on equity				0		0		0		0		0		0		0		0		0		0		0		0		0		0
Common Stock reduction				0		0		0		0		0		0		0		0		0		0		0		0		0		0
Dividend distribution				0		0		0		0		(1,065,000,000)		0		0		0		0		0		0		0		(124,000,000)		(1,190,000,000)
Purchase of treasury shares				0		0		0		0		0		0		0		(807,000,000)		0		0		0		0		0		(807,000,000)
Sale or cancellation of treasury shares				0		0		0		0		0		0		0		823,000,000		0		0		0		0		0		822,000,000
Reclassification of financial liabilities to other equity instruments				0		0		0		0		0		0		0		0		0		0		0		0		0		0
Reclassification of other equity instruments to financial liabilities				0		0		0		0		0		0		0		0		0		0		0		0		0		0
Transfers between total equity entries				0		0		0		0		2,585,000,000		0		(40,000,000)		0		(3,512,000,000)		1,084,000,000		(116,000,000)		(16,000,000)		16,000,000		0
Increase/Reduction of equity due to business combinations				0		0		0		0		0		0		0		0		0		0		0		0		0		0
Share based payments				0		0		0		(22,000,000)		0		0		0		0		0		0		0		0		0		(22,000,000)
Other increases or (-) decreases in equity				0		0		0		8,000,000		(399,000,000)		0		(4,000,000)		0		0		0		0		0		1,000,000		(394,000,000)
Balance at the end at Dec. 31, 2020		€ 50,020,000,000		€ 3,267,000,000	[7]	€ 23,992,000,000	[7]	€ 0	[7]	€ 42,000,000	[7]	€ 30,508,000,000	[7]	€ 0	[7]	€ (164,000,000)	[7]	€ (46,000,000)	[7]	€ 1,305,000,000	[7]	€ 0	[7]	€ (14,356,000,000)	[7]	€ (6,949,000,000)	[7]	€ 12,421,000,000	[7]	€ 50,020,000,000	[7]

[1]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).
[2]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).
[3]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).
[4]	(**) Balances as of December 31, 2017 as originally reported in the consolidated Financial Statements for the year 2017.
[5]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).
[6]	(**) Balances as of December 31, 201 8 as originally reported in the consolidated Financial Statements for the year 2018.
[7]	(*) Balances as of December 31, 201 9 as originally reported in the consolidated Financ ial Statements for the year 2019 .